Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2015	December 31, 2014
Cost:
Beginning balance	-	-
- Additions	201,684	-
Ending balance	201,684	-

Accumulated depreciation:
Beginning balance	-	-
- Additions	(1,844)	-
Ending balance	(1,844)	-

Net book value	199,840	-